INVESTMENT OF THE PLAN AND THE PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED THRIFT AND TAX-DEFERRED SAVINGS PLAN (THRIFT PLAN) IN THE MASTER TRUST - Schedule of Changes in Net Assets of Master Trust (Details) - EBP 006
$ in Thousands
12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Total Investment Income, Net	$ 295,209
Administrative Expenses	(2,479)
Beginning of Year	2,197,248
Ending of Year	2,372,959
Investments of Master Trust at Fair Value
EBP, Master Trust [Line Items]
Net Appreciation of Investments	576,120
Interest from Investment Contracts	14,960
Total Investment Income, Net	600,127
Administrative Expenses	4,602
Net Transfers	(218,480)
Increase in Net Assets	377,045
Beginning of Year	4,441,339
Ending of Year	4,818,384
Common Stock of Public Service Enterprise Group Incorporated | Investments of Master Trust at Fair Value
EBP, Master Trust [Line Items]
Net Appreciation of Investments	27,673
Dividends from Common Stock of Public Service Enterprise Group Incorporated	$ 9,047 [1]

[1]	Permitted party-in-interest transactions.